Interests in Subsidiaries - Additional Information (Details) - GBP (£) £ in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2011
Disclosure of Significant Investments in Subsidiaries [Line Items]
Cash and cash equivalents		£ 3,139	£ 2,526
Restricted cash and cash equivalents		878	445
Inventories		5,998	6,094
Goodwill		43,319	44,316
Trade and other payables		£ 10,757	£ 10,761
British American Tobacco (Malaysia) Berhad
Disclosure of Significant Investments in Subsidiaries [Line Items]
Ownership held in non-controlling interest		50.00%	50.00%	50.00%
Imperial Tobacco Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Cash and cash equivalents		£ 992	£ 595
Restricted cash and cash equivalents		878	445
Inventories		114	117
Goodwill		2,300	2,300
Trade and other payables		£ 284	£ 310
P T Bentoel Internasional Investama Tbk
Disclosure of Significant Investments in Subsidiaries [Line Items]
Ownership held in non-controlling interest	92.00%			92.00%
Shares sold in non-controlling interest					984
Percentage of interest in subsidiary disposed					14.00%
Total return swap entered, shares	1,684			971
Percentage of total return swap of issued capital				7.00%
Effective interest recognise of net assets				99.00%
Tisak d.d.
Disclosure of Significant Investments in Subsidiaries [Line Items]
Investment percentage				42.00%